N-2 - USD ($)		Aug. 16, 2024	Aug. 14, 2024	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key		0001143513
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		GLADSTONE CAPITAL CORP
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses :
Sales load or other commission (as a percentage of offering price) (1)		2.00%
Offering expenses (as a percentage of offering price) (2)		0.08%
Dividend reinvestment plan expenses (per sales transaction fee) (3)	Up to $	25.00 Transaction fee
Total stockholder transaction expenses (as a percentage of offering price)		2.08%
(1)
Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agents will be entitled to compensation of up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agents from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	The percentage reflects estimated offering expenses of approximately $125,000 and assumes we sell all $150.0 million of common stock under the Sales Agreement.
(3)
The expenses of the dividend reinvestment plan, if any, are included in stock record expenses, a component of “other expenses.” If a participant elects by written notice to the plan agent prior to termination of his or her account to have the plan agent sell part or all of the shares held by the plan agent in the participant’s account and remit the proceeds to the participant, the plan agent is authorized to deduct a transaction fee, plus per share brokerage commissions, from the proceeds. The participants in the dividend reinvestment plan will bear a pro rata share of brokerage commissions incurred with respect to open market purchases, if any. See “
Dividend Reinvestment Plan
” in the accompanying prospectus for information on the dividend reinvestment plan.

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 25
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.08%
Other Transaction Expense 2 [Percent]		2.08%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common stock) (4) :
Base management fee (5)	3.16%
Loan servicing fee (6)	2.06%
Incentive fees (20% of realized capital gains and 20% of pre-incentive fee net investment income) (7)	2.81%
Interest payments on borrowed funds (8)	5.45%
Preferred stock dividends (9)	0.08%
Other expenses (10)	1.28%
Total annual expenses (11)	14.84%
(4)	The percentages presented in this table are gross of credits to any fees.
(5)
In accordance with our Advisory Agreement, our annual base management fee is 1.75% (0.4375% quarterly) of our average gross assets, which are defined as total assets of Gladstone Capital, including investments made with proceeds of borrowings, less any uninvested cash or cash equivalents resulting from borrowings, and adjusted appropriately for any share issuances or repurchases. In accordance with the requirements of the SEC, the table above shows Gladstone Capital’s management fee as a percentage of average net assets attributable to common shareholders. For purposes of the table, the gross base management fee has been converted to 3.16% of the average net assets as of June 30, 2024 by dividing the total dollar amount of the management fee by our average net assets. The base management fee for the quarter ended June 30, 2024 before application of any credits was $3.5 million.
From time to time, the Adviser has
non-contractually,
unconditionally and irrevocably agreed to reduce the 1.75% base management fee on syndicated loan participations to 0.5%, to the extent that proceeds resulting from borrowings were used to purchase such syndicated loan participations. For the quarter ended June 30, 2024, this credit to the base management fee was $25 thousand.
Under the Advisory Agreement, the Adviser has provided and continues to provide managerial assistance to our portfolio companies. It may also provide services other than managerial assistance to our portfolio companies and receive fees therefor. Such services may include: (i) assistance obtaining, sourcing or structuring credit facilities, long term loans or additional equity from unaffiliated third parties; (ii) negotiating important contractual financial relationships; (iii) consulting services regarding restructuring of the portfolio company and financial modeling as it relates to raising additional debt and equity capital from unaffiliated third parties; and (iv) primary role in interviewing, vetting and negotiating employment contracts with candidates in connection with adding and retaining key portfolio company management team members. Generally, at the end of each quarter, 100.0% of these fees are non-contractually,
irrevocably and unconditionally credited against the base management fee that we would otherwise be required to pay to the Adviser; however, a small percentage of certain of such fees, primarily for valuation of the portfolio company, is retained by the Adviser in the form of reimbursement at cost for certain tasks completed by personnel of the Adviser. See
“Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement
” in our most recent Annual Report on Form
10-K.
For the quarter ended June 30, 2024, the base management fee credit was $0.6 million.
(6)
The Adviser services, administers and collects on the loans held by Gladstone Business Loan, LLC (“Business Loan”), in return for which the Adviser receives a 1.5% annual loan servicing fee payable monthly by Business Loan based on the monthly aggregate balance of loans held by Business Loan in accordance with the Credit Facility. For the three months ended June 30, 2024, the total loan servicing fee was $2.3 million. The entire loan servicing fee paid to the Adviser by Business Loan is generally non-contractually,
unconditionally and irrevocably credited against the base management fee otherwise payable to the Adviser since Business Loan is a consolidated subsidiary of the Company, and overall, the base management fee (including any loan servicing fee) cannot exceed 1.75% of total assets (as reduced by cash and cash equivalents pledged to creditors) during any given fiscal year pursuant to the Advisory Agreement. See “
Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement
” in our most recent Annual Report on Form
10-K
and footnote 7 below.

(7)
In accordance with our Advisory Agreement, the incentive fee consists of two parts: an income-based fee and a capital gains-based fee. The income-based fee is payable quarterly in arrears, and equals 20.0% of the excess, if any, of our pre-incentive
fee net investment income that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate of our net assets, subject to a
“catch-up”
provision measured as of the end of each calendar quarter. The
“catch-up”
provision requires us to pay 100.0% of our
pre-incentive
fee net investment income with respect to that portion of such income, if any, that exceeds the hurdle rate but is less than 2.1875% in any calendar quarter (8.75% annualized). The income-based incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. Our pre-incentive
fee net investment income used to calculate this part of the income-based incentive fee is also included in the amount of our gross assets used to calculate the 1.75% base management fee (see footnote 5 above). The capital gains-based incentive fee equals 20.0% of our net realized capital gains since our inception, if any, computed net of all realized capital losses and unrealized capital depreciation since our inception, less any prior payments, and is payable at the end of each fiscal year. We have not recorded any capital gains-based incentive fee from our inception through June 30, 2024. The income-based incentive fee for the quarter ended June 30, 2024 before application of any credits was $3.1 million.

From time to time, the Adviser has
non-contractually,
irrevocably and unconditionally agreed to waive a portion of the incentive fees, to the extent net investment income did not cover 100.0% of the distributions to common stockholders during the period. For the quarter ended June 30, 2024, there was no incentive fee credit.

There can be no guarantee that the Adviser will continue to credit any portion of the fees under the Advisory Agreement in the future.
Examples of how the incentive fee would be calculated are as follows:

•	Assuming pre-incentive fee net investment income of 0.55%, there would be no income-based incentive fee because such income would not exceed the hurdle rate of 1.75%.

•	Assuming pre-incentive fee net investment income of 2.00%, the income-based incentive fee would be as follows:
= 100% x (2.00% - 1.75%)
= 0.25%

•	Assuming pre-incentive fee net investment income of 2.30%, the income-based incentive fee would be as follows:
= (100% x (“catch - up”: 2.1875% - 1.75%)) + (20% x (2.30% - 2.1875%))
= (100% x 0.4375%) + (20% x 0.1125%)
= 0.4375%+ 0.0225%
= 0.46%

•	Assuming net realized capital gains of 6% and realized capital losses and unrealized capital depreciation of 1%, the capital gains-based incentive fee would be as follows:
= 20% x (6% - 1%)
= 20% x 5%
= 1%
For a more detailed discussion of the calculation of the
two-part
incentive fee, see “
Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement
” in our most recent Annual Report on
Form 10-K.

(8)	Includes amortization of deferred financing costs. As of June 30, 2024, we had $65.8 million in borrowings outstanding under our Credit Facility and $257.0 million in notes payable.
(9)	Includes amounts paid to preferred stockholders during the three months ended June 30, 2024.
(10)
Includes our overhead expenses, including payments under the Administration Agreement based on our projected allocable portion of overhead and other expenses estimated to be incurred by the Administrator in performing its obligations under the Administration Agreement for the current fiscal year. See “
Item 1. Business—Transactions with Related Parties—Administration Agreement
” in our most recent Annual Report on
Form 10-K.

(11)
Total annualized gross expenses, based on actual amounts incurred for the quarter ended June 30, 2024, would be $64.9 million. After all non-contractual,
unconditional and irrevocable credits described in footnote 5, footnote 6 and footnote 7 above are applied to the base management fee, the loan servicing fee, and the incentive fee, total annualized expenses after fee credits, based on actual amounts incurred for the quarter ended June 30, 2024, would be $53.5 million or 12.23% as a percentage of net assets.

Management Fees [Percent]	[4],[5]	3.16%
Interest Expenses on Borrowings [Percent]	[5],[6]	5.45%
Dividend Expenses on Preferred Shares [Percent]	[5],[7]	0.08%
Incentive Fees [Percent]	[5],[8]	2.81%
Loan Servicing Fees [Percent]	[5],[9]	2.06%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[10]	1.28%
Total Annual Expenses [Percent]	[5],[11]	14.84%
Expense Example [Table Text Block]
Examples
The following examples demonstrate the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our gross annual operating expenses would remain at the levels set forth in the table above and are gross of any credits to any fees.
The examples below and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, incentive fees, if any, and other expenses) may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.00% annual return, our performance will vary and may result in a return greater or less than 5.00%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment:
assuming a 5% annual return consisting entirely of ordinary income (1)(2)	$126	$351	$542	$907
assuming a 5% annual return consisting entirely of capital gains (2)(3)	$135	$372	$570	$935

(1)
For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute ordinary income as we have not historically realized positive capital gains (computed net of all realized capital losses) on our investments. Because the assumed 5.0% annual return is significantly below the hurdle rate of 7.0% (annualized) that we must achieve under the Advisory Agreement to trigger the payment of an income-based incentive fee, we have assumed, for purposes of this example, that no income-based incentive fee would be payable if we realized a 5.0% annual return on our investments.

(2)
While the example assumes reinvestment of all dividends and distributions at NAV, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the average cost of shares of our common stock purchased in the open market in the period beginning on or before the payment date of the distribution and ending when the plan agent has expended for such purchases all of the cash that would have been otherwise payable to participants. See “
Dividend Reinvestment Plan
” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.

(3)
For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute capital gains and that no accumulated capital losses or unrealized depreciation would have to be overcome first before a capital gains based incentive fee is payable.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid
by “us” or “Gladstone Capital,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Gladstone Capital. The following percentages for annual expenses are annualized and have been calculated based on actual expenses incurred in the quarter ended June 30, 2024 and average net assets attributable to common stockholders for the quarter ended June 30, 2024.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The percentage reflects estimated offering expenses of approximately $125,000 and assumes we sell all $150.0 million of common stock under the Sales Agreement.
Other Expenses, Note [Text Block]	Includes our overhead expenses, including payments under the Administration Agreement based on our projected allocable portion of overhead and other expenses estimated to be incurred by the Administrator in performing its obligations under the Administration Agreement for the current fiscal year. See “
Item 1. Business—Transactions with Related Parties—Administration Agreement
” in our most recent Annual Report on
Form 10-K.

Management Fee not based on Net Assets, Note [Text Block]
(5)
In accordance with our Advisory Agreement, our annual base management fee is 1.75% (0.4375% quarterly) of our average gross assets, which are defined as total assets of Gladstone Capital, including investments made with proceeds of borrowings, less any uninvested cash or cash equivalents resulting from borrowings, and adjusted appropriately for any share issuances or repurchases. In accordance with the requirements of the SEC, the table above shows Gladstone Capital’s management fee as a percentage of average net assets attributable to common shareholders. For purposes of the table, the gross base management fee has been converted to 3.16% of the average net assets as of June 30, 2024 by dividing the total dollar amount of the management fee by our average net assets. The base management fee for the quarter ended June 30, 2024 before application of any credits was $3.5 million.
From time to time, the Adviser has
non-contractually,
unconditionally and irrevocably agreed to reduce the 1.75% base management fee on syndicated loan participations to 0.5%, to the extent that proceeds resulting from borrowings were used to purchase such syndicated loan participations. For the quarter ended June 30, 2024, this credit to the base management fee was $25 thousand.
Under the Advisory Agreement, the Adviser has provided and continues to provide managerial assistance to our portfolio companies. It may also provide services other than managerial assistance to our portfolio companies and receive fees therefor. Such services may include: (i) assistance obtaining, sourcing or structuring credit facilities, long term loans or additional equity from unaffiliated third parties; (ii) negotiating important contractual financial relationships; (iii) consulting services regarding restructuring of the portfolio company and financial modeling as it relates to raising additional debt and equity capital from unaffiliated third parties; and (iv) primary role in interviewing, vetting and negotiating employment contracts with candidates in connection with adding and retaining key portfolio company management team members. Generally, at the end of each quarter, 100.0% of these fees are non-contractually,
irrevocably and unconditionally credited against the base management fee that we would otherwise be required to pay to the Adviser; however, a small percentage of certain of such fees, primarily for valuation of the portfolio company, is retained by the Adviser in the form of reimbursement at cost for certain tasks completed by personnel of the Adviser. See
“Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement
” in our most recent Annual Report on Form
10-K.
For the quarter ended June 30, 2024, the base management fee credit was $0.6 million.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our Investment Objectives and Strategy
Our investment objectives are to: (1) achieve and grow current income by investing in debt securities of established lower middle market companies (which we generally define as companies with annual EBITDA of $3 million to $25 million) in the U.S. that we believe will provide stable earnings and cash flow to pay expenses, make principal and interest payments on our outstanding indebtedness and make distributions to stockholders that grow over time; and (2) provide our stockholders with long-term capital appreciation in the value of our assets by investing in equity securities, in connection with our debt investments, that we believe can grow over time to permit us to sell our equity investments for capital gains. To achieve our investment objectives, our primary investment strategy is to invest in several categories of debt and equity securities, with each investment generally ranging from $8 million to $40 million, although investment size may vary, depending upon our total assets or available capital at the time of investment. We expect that our investment portfolio over time will consist of approximately 90.0% debt investments and 10.0% equity investments, at cost. As of June 30, 2024, our investment portfolio was made up of approximately 90.4% debt investments and 9.6% equity investments, at cost.
We focus on investing in lower middle market companies in the U.S. that meet certain criteria, including the following: the sustainability of the business’ free cash flow and its ability to grow it over time, adequate assets for loan collateral, experienced management teams with a significant ownership interest in the borrower, reasonable capitalization of the borrower, including an ample equity contribution or cushion based on prevailing enterprise valuation multiples and, to a lesser extent, the potential to realize appreciation and gain liquidity in our equity position, if any. We lend to borrowers that need funds for growth capital or to finance acquisitions or recapitalize or refinance their existing debt facilities. We seek to avoid investing in high-risk, early-stage enterprises. Our targeted portfolio companies are generally considered too small for the larger capital marketplace.
We invest by ourselves or jointly with other funds and/or management of the portfolio company, depending on the opportunity. In July 2012, the SEC granted us an exemptive order (the
“Co-Investment
Order”) that expanded our ability to
co-invest,
under certain circumstances, with certain of our affiliates, including Gladstone Investment Corporation, a BDC also managed by the Adviser, and any future BDC or registered closed-end
management investment company that is advised (or
sub-advised
if it controls the fund) by the Adviser, or any combination of the foregoing, subject to the conditions in the
Co-Investment
Order. Since 2012, we have opportunistically made several
co-investments
with Gladstone Investment Corporation pursuant to the
Co-Investment
Order. We believe the
Co-Investment
Order has enhanced and will continue to enhance our ability to further our investment objectives and strategies. If we are participating in an investment with one or more co-investors,
our investment is likely to be smaller than if we were investing alone.
We are externally managed by the Adviser, an investment adviser registered with the SEC and an affiliate of ours, pursuant to an investment advisory and management agreement. The Adviser manages our investment activities. We have also entered into an administration agreement with the Administrator, an affiliate of ours and the Adviser, whereby we pay separately for administrative services.
Additionally, Gladstone Securities, LLC (“Gladstone Securities”), a privately-held broker-dealer registered with the Financial Industry Regulatory Authority and insured by the Securities Investor Protection Corporation, which is 100% indirectly owned and controlled by Mr. Gladstone, our chairman and chief executive officer, has provided other services, such as investment banking and due diligence services, to certain of our portfolio companies, for which Gladstone Securities receives a fee.
In general, our investments in debt securities have a term of no more than seven years, accrue interest at variable rates (generally based on one-month
term Secured Overnight Financing Rate (“SOFR”) and, to a lesser extent, at fixed rates. We seek debt instruments that pay interest monthly or, at a minimum, quarterly, may have a success fee or deferred interest provision and are primarily interest only, with all principal and any accrued but unpaid interest due at maturity. Generally, success fees accrue at a set rate and are contractually due upon a change of control of a portfolio company, typically from an exit or sale. Some debt securities have deferred interest whereby some portion of the interest payment is added to the principal balance so that the interest is paid, together with the principal, at maturity. This form of deferred interest is often called paid-in-kind
interest.
Typically, our equity investments consist of common stock, preferred stock, limited liability company interests, or warrants to purchase the foregoing. Often, these equity investments occur in connection with our original investment, recapitalizing a business, or refinancing existing debt.
Since our initial public offering in August 2001 through June 30, 2024, we have invested in approximately 277 different companies. We expect that our investment portfolio will primarily include the following three categories of investments in private companies operating in the U.S.:

•
Secured First Lien Debt Securities:
We seek to invest a portion of our assets in secured first lien debt securities also known as senior loans, senior term loans, lines of credit and senior notes. Using its assets as collateral, the borrower typically uses first lien debt to cover a substantial portion of the funding needs of the business. These debt securities usually take the form of first priority liens on all, or substantially all, of the assets of the business. First lien debt securities may include investments sourced from the syndicated loan market.

•
Secured Second Lien Debt Securities:
We seek to invest a portion of our assets in secured second lien debt securities, also known as subordinated loans, subordinated notes and mezzanine loans. These secured second lien debt securities rank junior to the secured borrowers’ first lien debt securities and may be secured by second priority liens on all or a portion of the assets of the business. Additionally, we may receive other yield enhancements in addition to or in lieu of success fees such as warrants to buy common and preferred stock or limited liability interests in connection with these second lien secured debt securities. Second lien debt securities may include investments sourced from the syndicated loan market.

•
Preferred and Common
Equity/Equivalents:
In some cases we will purchase equity securities which consist of preferred and common equity or limited liability company interests, or warrants or options to acquire such securities, and are in combination with our debt investment in a business. Additionally, we may receive equity investments derived from restructurings on some of our existing debt investments. In some cases, we will own a significant portion of the equity and in other cases we may have voting control of the businesses in which we invest.

Under the 1940 Act, we may not acquire any asset other than assets of the type listed in Section 55 of the 1940 Act, which are referred to as “qualifying assets” and generally include each of the investment types listed above, unless, at the time the acquisition is made, qualifying assets (other than certain assets related to our operations) represent at least 70.0% of our total assets.
We expect that most, if not all, of the debt securities we acquire will not be rated by a credit rating agency. Investors should assume that these loans would be rated below “investment grade” quality. Investments rated below investment grade are often referred to as high yield securities or junk bonds and may be considered higher risk, as compared to investment-grade debt instruments. In addition, many of the debt securities we hold may not amortize prior to maturity.

Risk Factors [Table Text Block]
RISK FACTORS
You should carefully consider the risks described below and all other information contained in or incorporated by reference into this prospectus supplement and the accompanying prospectus before making a decision to purchase shares of our common stock. The risks and uncertainties described below, in the “Risk Factors” section of the accompanying prospectus and in the other documents incorporated by reference into this prospectus supplement and the accompanying prospectus are not the only risks we face. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance.
If any of the risks described below or in the documents incorporated by reference into this prospectus supplement or the accompanying prospectus actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, the trading price or NAV of our common stock could decline, and you may lose all or part of your investment. We believe the risk factors described below are the principal risk factors associated with an investment in our common stock as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure or trading markets similar to ours.
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “
Use of Proceeds
,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment-grade, interest-bearing securities. These investments may not yield a favorable return to our stockholders.
We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.
Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Assuming a 5% annual return consisting entirely of ordinary income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[12],[13]	$ 126
Expense Example, Years 1 to 3	[12],[13]	351
Expense Example, Years 1 to 5	[12],[13]	542
Expense Example, Years 1 to 10	[12],[13]	907
Assuming a 5% annual return consisting entirely of capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13],[14]	135
Expense Example, Years 1 to 3	[13],[14]	372
Expense Example, Years 1 to 5	[13],[14]	570
Expense Example, Years 1 to 10	[13],[14]	$ 935
Broad Discretion in the Use of the Net Proceeds from This Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “
Use of Proceeds
,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment-grade, interest-bearing securities. These investments may not yield a favorable return to our stockholders.

Significant Portion of the Net Proceeds of This Offering on Acceptable Terms [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.
Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
Share Price			$ 22.69
NAV Per Share				$ 20.18

[1]	Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agents will be entitled to compensation of up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agents from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of the dividend reinvestment plan, if any, are included in stock record expenses, a component of “other expenses.” If a participant elects by written notice to the plan agent prior to termination of his or her account to have the plan agent sell part or all of the shares held by the plan agent in the participant’s account and remit the proceeds to the participant, the plan agent is authorized to deduct a transaction fee, plus per share brokerage commissions, from the proceeds. The participants in the dividend reinvestment plan will bear a pro rata share of brokerage commissions incurred with respect to open market purchases, if any. See “Dividend Reinvestment Plan” in the accompanying prospectus for information on the dividend reinvestment plan.
[3]	The percentage reflects estimated offering expenses of approximately $125,000 and assumes we sell all $150.0 million of common stock under the Sales Agreement.
[4]	In accordance with our Advisory Agreement, our annual base management fee is 1.75% (0.4375% quarterly) of our average gross assets, which are defined as total assets of Gladstone Capital, including investments made with proceeds of borrowings, less any uninvested cash or cash equivalents resulting from borrowings, and adjusted appropriately for any share issuances or repurchases. In accordance with the requirements of the SEC, the table above shows Gladstone Capital’s management fee as a percentage of average net assets attributable to common shareholders. For purposes of the table, the gross base management fee has been converted to 3.16% of the average net assets as of June 30, 2024 by dividing the total dollar amount of the management fee by our average net assets. The base management fee for the quarter ended June 30, 2024 before application of any credits was $3.5 million.From time to time, the Adviser has non-contractually, unconditionally and irrevocably agreed to reduce the 1.75% base management fee on syndicated loan participations to 0.5%, to the extent that proceeds resulting from borrowings were used to purchase such syndicated loan participations. For the quarter ended June 30, 2024, this credit to the base management fee was $25 thousand.Under the Advisory Agreement, the Adviser has provided and continues to provide managerial assistance to our portfolio companies. It may also provide services other than managerial assistance to our portfolio companies and receive fees therefor. Such services may include: (i) assistance obtaining, sourcing or structuring credit facilities, long term loans or additional equity from unaffiliated third parties; (ii) negotiating important contractual financial relationships; (iii) consulting services regarding restructuring of the portfolio company and financial modeling as it relates to raising additional debt and equity capital from unaffiliated third parties; and (iv) primary role in interviewing, vetting and negotiating employment contracts with candidates in connection with adding and retaining key portfolio company management team members. Generally, at the end of each quarter, 100.0% of these fees are non-contractually, irrevocably and unconditionally credited against the base management fee that we would otherwise be required to pay to the Adviser; however, a small percentage of certain of such fees, primarily for valuation of the portfolio company, is retained by the Adviser in the form of reimbursement at cost for certain tasks completed by personnel of the Adviser. See “Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement” in our most recent Annual Report on Form 10-K. For the quarter ended June 30, 2024, the base management fee credit was $0.6 million.
[5]	The percentages presented in this table are gross of credits to any fees.
[6]	Includes amortization of deferred financing costs. As of June 30, 2024, we had $65.8 million in borrowings outstanding under our Credit Facility and $257.0 million in notes payable.
[7]	Includes amounts paid to preferred stockholders during the three months ended June 30, 2024.
[8]	In accordance with our Advisory Agreement, the incentive fee consists of two parts: an income-based fee and a capital gains-based fee. The income-based fee is payable quarterly in arrears, and equals 20.0% of the excess, if any, of our pre-incentive fee net investment income that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate of our net assets, subject to a “catch-up” provision measured as of the end of each calendar quarter. The “catch-up” provision requires us to pay 100.0% of our pre-incentive fee net investment income with respect to that portion of such income, if any, that exceeds the hurdle rate but is less than 2.1875% in any calendar quarter (8.75% annualized). The income-based incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. Our pre-incentive fee net investment income used to calculate this part of the income-based incentive fee is also included in the amount of our gross assets used to calculate the 1.75% base management fee (see footnote 5 above). The capital gains-based incentive fee equals 20.0% of our net realized capital gains since our inception, if any, computed net of all realized capital losses and unrealized capital depreciation since our inception, less any prior payments, and is payable at the end of each fiscal year. We have not recorded any capital gains-based incentive fee from our inception through June 30, 2024. The income-based incentive fee for the quarter ended June 30, 2024 before application of any credits was $3.1 million. From time to time, the Adviser has non-contractually, irrevocably and unconditionally agreed to waive a portion of the incentive fees, to the extent net investment income did not cover 100.0% of the distributions to common stockholders during the period. For the quarter ended June 30, 2024, there was no incentive fee credit. There can be no guarantee that the Adviser will continue to credit any portion of the fees under the Advisory Agreement in the future. Examples of how the incentive fee would be calculated are as follows: Assuming pre-incentive fee net investment income of 0.55%, there would be no income-based incentive fee because such income would not exceed the hurdle rate of 1.75%. Assuming pre-incentive fee net investment income of 2.00%, the income-based incentive fee would be as follows: = 100% x (2.00% - 1.75%) = 0.25% Assuming pre-incentive fee net investment income of 2.30%, the income-based incentive fee would be as follows: = (100% x (“catch - up”: 2.1875% - 1.75%)) + (20% x (2.30% - 2.1875%)) = (100% x 0.4375%) + (20% x 0.1125%) = 0.4375%+ 0.0225% = 0.46% Assuming net realized capital gains of 6% and realized capital losses and unrealized capital depreciation of 1%, the capital gains-based incentive fee would be as follows: = 20% x (6% - 1%) = 20% x 5% = 1% For a more detailed discussion of the calculation of the two-part incentive fee, see “Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement” in our most recent Annual Report on Form 10-K.
[9]	The Adviser services, administers and collects on the loans held by Gladstone Business Loan, LLC (“Business Loan”), in return for which the Adviser receives a 1.5% annual loan servicing fee payable monthly by Business Loan based on the monthly aggregate balance of loans held by Business Loan in accordance with the Credit Facility. For the three months ended June 30, 2024, the total loan servicing fee was $2.3 million. The entire loan servicing fee paid to the Adviser by Business Loan is generally non-contractually, unconditionally and irrevocably credited against the base management fee otherwise payable to the Adviser since Business Loan is a consolidated subsidiary of the Company, and overall, the base management fee (including any loan servicing fee) cannot exceed 1.75% of total assets (as reduced by cash and cash equivalents pledged to creditors) during any given fiscal year pursuant to the Advisory Agreement. See “Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement” in our most recent Annual Report on Form 10-K and footnote 7 below.
[10]	Includes our overhead expenses, including payments under the Administration Agreement based on our projected allocable portion of overhead and other expenses estimated to be incurred by the Administrator in performing its obligations under the Administration Agreement for the current fiscal year. See “Item 1. Business—Transactions with Related Parties—Administration Agreement” in our most recent Annual Report on Form 10-K.
[11]	Total annualized gross expenses, based on actual amounts incurred for the quarter ended June 30, 2024, would be $64.9 million. After all non-contractual, unconditional and irrevocable credits described in footnote 5, footnote 6 and footnote 7 above are applied to the base management fee, the loan servicing fee, and the incentive fee, total annualized expenses after fee credits, based on actual amounts incurred for the quarter ended June 30, 2024, would be $53.5 million or 12.23% as a percentage of net assets.
[12]	For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute ordinary income as we have not historically realized positive capital gains (computed net of all realized capital losses) on our investments. Because the assumed 5.0% annual return is significantly below the hurdle rate of 7.0% (annualized) that we must achieve under the Advisory Agreement to trigger the payment of an income-based incentive fee, we have assumed, for purposes of this example, that no income-based incentive fee would be payable if we realized a 5.0% annual return on our investments.
[13]	While the example assumes reinvestment of all dividends and distributions at NAV, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the average cost of shares of our common stock purchased in the open market in the period beginning on or before the payment date of the distribution and ending when the plan agent has expended for such purchases all of the cash that would have been otherwise payable to participants. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
[14]	For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute capital gains and that no accumulated capital losses or unrealized depreciation would have to be overcome first before a capital gains based incentive fee is payable.